Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable from affiliate	$ 0	$ 2,100,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Excluding Capital Leased Assets	537,100,000	494,400,000
Sale Leaseback Transaction, Accumulated Depreciation	143,700,000	111,300,000
Accumulated amortization	13,100,000	10,900,000
Accounts payable, including affiliate balances	$ 0	$ 600,000
Common stock, shares authorized (in shares)	585,000,000.0	585,000,000.0
Class A
Common stock, shares authorized (in shares)	485,000,000	485,000,000
Common Stock, Shares, Issued	29,000,000.0	29,000,000
Common Stock, Shares, Outstanding	29,000,000.0	29,000,000
Class B
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued	4,600,000.0	4,600,000.0
Common Stock, Shares, Outstanding	4,600,000.0	4,600,000.0